PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property and equipment, net, consisted of the following:

	September 30, 2024	September 30, 2023

Office equipment and furniture	$374,572	$293,746
Motor vehicles	241,136	211,710
Property - office building and office suite	3,707,793	3,255,319
Less: accumulated depreciation	(1,503,276)	(1,237,594)
Property and equipment, net	$2,820,225	$2,523,181